Share Capital (Details) - Schedule of nonvested stock options granted	12 Months Ended
Sep. 30, 2021 $ / shares shares
Schedule of nonvested stock options granted [Abstract]
Number of Options Nonvested Beginning Balance | shares
Exercise Price Nonvested Beginning Balance | $ / shares
Number of Options Granted | shares	1,000,000
Exercise Price Granted | $ / shares	$ 2.5
Number of Options Vested | shares
Exercise Price Vested | $ / shares
Number of Options Nonvested Ending Balance | shares	1,000,000
Exercise Price Nonvested Ending Balance | $ / shares	$ 2.5